Income Taxes - Summary of provisions for income tax expense (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Income Taxes
Current tax expense	$ 2,882	¥ 19,819	¥ 20,936	¥ 32,433
Deferred tax (benefit)/expense	42	286	(6,153)	(18,344)
Income tax expense	$ 2,924	¥ 20,105	¥ 14,783	¥ 14,089